Scheduled Maturities of Long-Term Debt (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Debt Instrument [Line Items]
Long-term debt	₨ 1,174,758.2	$ 16,061.8	₨ 1,026,518.3
Perpetual debt
Debt Instrument [Line Items]
Long-term debt	₨ 84,976.1